FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Changes in allowance for debt instruments measured at amortized cost and fair value through other comprehensive income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	$ 25,674,195
Ending Balance	37,570,270	$ 25,674,195
Stage 3
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	1,031,773
Ending Balance	1,318,452	1,031,773
Stage 3 | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	(752,028)
Ending Balance	(843,307)	(752,028)
Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	25,092,666
Ending Balance	36,524,575	25,092,666
Fair value through OCI and amortized cost | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	12,996,259
Ending Balance	13,489,294	12,996,259
Fair value through OCI and amortized cost | Debt instruments | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	55,803	64,901	$ 24,679
Change in measurement			(213)
Sales and maturities	(17,082)	(9,459)	(7,267)
New debt instruments purchased	16,410	10,497	44,899
Net provisions recognised during the period	(1,803)	1,148	(606)
Foreign exchange	5,609	(11,284)	3,409
Ending Balance	58,937	55,803	64,901
Fair value through OCI and amortized cost | Debt instruments | Stage 1
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	12,760,342
Ending Balance	12,998,652	12,760,342
Fair value through OCI and amortized cost | Debt instruments | Stage 1 | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	29,939	29,881	17,690
Transfer from stage 1 to stage 2	(3,213)		(3,808)
Transfer from stage 2 to stage 1	298	129	526
Transfer from stage 1 to stage 3		(13,951)
Change in measurement			(213)
Sales and maturities	(11,187)	(9,459)	(6,097)
New debt instruments purchased	13,296	10,497	16,104
Net provisions recognised during the period	1,465	19,030	3,482
Foreign exchange	2,811	(6,188)	2,197
Ending Balance	33,409	29,939	29,881
Fair value through OCI and amortized cost | Debt instruments | Stage 2
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	205,133
Ending Balance	454,065	205,133
Fair value through OCI and amortized cost | Debt instruments | Stage 2 | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	11,913	35,020	6,989
Transfer from stage 1 to stage 2	3,213		3,808
Transfer from stage 2 to stage 1	(298)	(129)	(526)
Sales and maturities	(5,895)		(1,170)
New debt instruments purchased	3,114		28,795
Net provisions recognised during the period	(4,482)	(17,882)	(4,088)
Foreign exchange	555	(5,096)	1,212
Ending Balance	8,120	11,913	35,020
Fair value through OCI and amortized cost | Debt instruments | Stage 3
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	30,784
Ending Balance	36,577	30,784
Fair value through OCI and amortized cost | Debt instruments | Stage 3 | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	13,951	0
Transfer from stage 1 to stage 3		13,951
Net provisions recognised during the period	1,214
Foreign exchange	2,243
Ending Balance	$ 17,408	$ 13,951	$ 0